Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements. Except for the events disclosed elsewhere in the unaudited condensed financial statements and the following events with material financial impact on the Group’s unaudited condensed consolidated financial statement, no other subsequent event is identified that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 14, 2025, the Company completed a 1,000,000 Class A ordinary shares at a purchase price of $2.00 per share in a registered direct offering. The net proceeds to the Company from the offering were $1.716 million after deducting placement agent fees and other offering expenses payable by the Company. The Company also issued the Placement Agent’s designees warrants (the “Placement Agent Warrants”) to purchase up to 60,000 Class A Ordinary Shares, at an exercise price equal to $2.50 per share. The Placement Agent Warrants are exercisable immediately upon issuance on October 10, 2025 and expire on the earlier of 24 months from the effective date of a registration statement or October 10, 2030.